Subsequent Events (Details) - Subsequent Event [Member]	Feb. 24, 2020 Facility $ / shares shares
Subsequent Events [Abstract]
Number of facilities receiving approval to extend maturities | Facility	2
Restricted Stock [Member]
Subsequent Events [Abstract]
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.32
Awarded February 24, 2020 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	2,500,000
Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	720,000
Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	685,000
Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	970,000
Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	125,000